Certain risks and concentration (Schedule of Consolidated Financial Information of Group's VIEs and VIE's Subsidiary Excluding Inter Company Items With Group's Subsidiaries Included in Accompanying Consolidated Financial Statements) (Details)
¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)
Current assets
Cash and cash equivalents	¥ 6,004,231		¥ 2,617,432		$ 873,279
Restricted short-term deposits	0		1,000,000		0
Short-term investments	979,053		124,550		142,397
Accounts receivable, net	198,428		153,944		28,860
Inventory	0		315		0
Amounts due from related parties	193,559		11,190		28,152
Financing receivables, net	768,343
Prepayments and other current assets	1,019,019		221,939		148,210
Total current assets	16,489,629		10,129,474		2,398,316
Non-current assets
Deferred tax assets	70,834		113,017		10,302
Investments	4,591,524		1,153,019		667,809
Property and equipment, net	1,296,319		1,016,998		188,542
Intangible assets, net	74,685		37,481		10,862
Amounts due from related parties	0		20,000		0
Other non-current assets	223,859		144,275		32,559
Total non-current assets	9,278,416		4,329,245		1,349,489
Total assets	25,768,045		14,458,719		3,747,805
Current liabilities
Accounts payable	114,589		76,351		16,666
Deferred revenue	951,616		758,044		138,407
Advances from customers	101,690		80,406		14,790
Income taxes payable	235,561		146,298		34,261
Accrued liabilities and other current liabilities	2,414,371		1,465,963		351,156
Amounts due to related parties	28,336		30,502		4,121
Total current liabilities	3,853,026		3,145,799		560,399
Non-current liabilities
Deferred revenue	91,710		57,718		13,339
Deferred tax liabilities	27,505		10,810		4,000
Total non-current liabilities	119,215		75,064		17,339
Total liabilities	3,972,241		3,220,863		$ 577,738
Net revenues	15,763,557	$ 2,292,714	11,594,792	¥ 8,204,050
Net income	1,641,958	238,812	2,493,235	1,523,918
Net cash provided by operating activities	4,464,814	649,379	3,718,452	2,421,135
Net cash used in investing activities	(6,295,386)	$ (915,626)	(3,037,516)	(2,172,359)
Variable interest entity [Member]
Current assets
Cash and cash equivalents	4,665,938		1,343,731
Short-term deposits	2,100,000		3,400,000
Restricted short-term deposits	0		1,000,000
Short-term investments	979,052		124,550
Accounts receivable, net	192,932		149,958
Inventory	0		315
Amounts due from related parties	172,258		9,309
Financing receivables, net	725,336		0
Prepayments and other current assets	663,437		190,456
Total current assets	9,498,953		6,218,319
Non-current assets
Long-term deposits	1,000,000		0
Deferred tax assets	70,834		113,017
Investments	862,272		582,775
Property and equipment, net	655,402		359,912
Intangible assets, net	57,050		15,504
Land use right, net	1,784,639		1,832,739
Amounts due from related parties	0		20,000
Other non-current assets	143,240		133,812
Total non-current assets	4,573,437		3,057,759
Total assets	14,072,390		9,276,078
Current liabilities
Accounts payable	112,167		67,817
Deferred revenue	950,816		757,244
Advances from customers	101,690		80,406
Income taxes payable	162,118		142,204
Accrued liabilities and other current liabilities	2,207,138		1,404,877
Amounts due to related parties	28,336		30,502
Total current liabilities	3,562,265		2,483,050
Non-current liabilities
Deferred revenue	86,977		52,185
Deferred tax liabilities	0		8,404
Total non-current liabilities	86,977		60,589
Total liabilities	3,649,242		2,543,639
Net revenues	15,740,097		11,577,104	8,164,100
Net income	3,475,109		2,766,279	1,874,435
Net cash provided by operating activities	4,672,879		3,974,085	2,538,836
Net cash used in investing activities	(1,212,622)		(3,571,668)	(1,313,002)
Net cash provided by financing activities	0		66,875	8,508
Net (decrease) / increase in cash and cash equivalents	¥ 3,460,257		¥ 469,292	¥ 1,234,342